Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,800,000
Previously Paid Amount	0
Total Fee Amount	1,200.6
Total Offset Amount	0
Net Fee	$ 1,200.6
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A